Estimated Fair Value of The Share Options, Assumptions Used (Detail)	12 Months Ended
Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.40%
Risk-free interest rate, maximum	1.86%
Dividend yield
Expected volatility	51.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	3 years 8 months 16 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years 7 months 17 days